INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Feb. 29, 2016
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

9. INTANGIBLE ASSETS AND GOODWILL

        Intangible assets and goodwill are apportioned as follows:

	February 29, 2016				February 28, 2015
	Cost	Accumulated Amortization	Impairment	Net Book Value	Net Book Value
Infrastructure Systems Software and Computer Software	7,046	6,423	—	623	794
Goodwill	11,927	—	11,927	—	11,927

        For the year ended February 29, 2016, the Company recognized amortization of intangible assets of $577 [2015 – $1,188]. The Company estimates that it will recognize $305, $304 and $14 respectively for the next three succeeding years.

        The Company tests goodwill for impairment annually on August 31 and whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Consistent with the Company's assessment that it has only one reporting unit, the Company tests goodwill for impairment at the entity level. The Company tests goodwill using a two-step process. The Company looks at any qualitative factors that would suggest that further analysis is required. The Company determined that the continuing decline of DragonWave's market capitalization and continued losses in fiscal year 2016 warranted further analysis. The first step consists of estimating the fair value of the Company's single reporting unit and comparing that to the carrying amount of the Company's net assets. At August 31, 2015 management used both an income-based and market-based approach to value the single reporting unit. Under the income-based approach, the Company used a discounted cash flow methodology, while under the market-based approach, the Company considered its market capitalization in addition to an estimated control premium based on a review of comparative market transactions. In the second step, the Company compared the implied carrying value of the goodwill to the values determined previously in the process and concluded that its goodwill was fully impaired. As a result, the Company recorded a non-cash impairment charge of $11,927 in the three month period ended August 31, 2015.